share-based compensation	6 Months Ended
Jun. 30, 2019
share-based compensation
share-based compensation

14   share-based compensation

(a)  Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

		2019			2018
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
Periods ended June 30 (millions)	Note	expense	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$17	$(1)	$16	$34	$1	$35
Employee share purchase plan	(c)	9	(9)	—	9	(9)	—
Share option awards	(d)	4	—	4	—	—	—
		$30	$(10)	$20	$43	$(8)	$35

SIX-MONTH
Restricted share units	(b)	$40	$(7)	$33	$52	$1	$53
Employee share purchase plan	(c)	18	(18)	—	18	(18)	—
Share option awards	(d)	6	—	6	—	—	—
		$64	$(25)	$39	$70	$(17)	$53

For the three-month and six-month periods ended June 30, 2019, the associated operating cash outflows in respect of restricted share units were net of cash inflows arising from cash-settled equity forward agreements of $2 million (2018 – $2 million) and $3 million (2018 – $4 million), respectively. For the three-month and six-month periods ended June 30, 2019, the income tax benefit arising from share-based compensation was $8 million (2018 – $11 million) and $17 million (2018 – $18 million), respectively.

(b)   Restricted share units

General

We use restricted share units as a form of retention and incentive compensation. Each restricted share unit is nominally equal in value to one equity share and is nominally entitled to the dividends that would arise thereon if it were an issued and outstanding equity share. The notional dividends are recorded as additional issuances of restricted share units during the life of the restricted share unit. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equals the fair market value of the corresponding equity shares at the grant date. The restricted share units generally become payable when vesting is complete and typically vest over a period of 33 months (the requisite service period). The vesting method of restricted share units, which is determined on or before the date of grant, may be either cliff or graded; the majority of restricted share units outstanding are cliff-vesting. Accounting for restricted share units, as either equity instruments or liability instruments, is based upon their expected manner of settlement when they are granted. Grants of restricted share units prior to fiscal 2019 are accounted for as liabilities as their associated obligation is normally cash-settled.

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%)that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on our Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted share units with only service conditions. The estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted share units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2019	2018
Restricted share units without market performance conditions
Restricted share units with only service conditions	2,920,895	3,037,881
Notional subset affected by total customer connections performance condition	159,264	155,639
	3,080,159	3,193,520
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	477,791	466,917
	3,557,950	3,660,437

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

	Three months			Six months
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
Periods ended June 30, 2019	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	3,096,260	—	$44.86	3,193,520	—	$44.85
Vested	—	6,472	$44.45	—	63,383	$44.89
Issued
Initial award [2]	—	—	$—	2,222	—	$45.03
In lieu of dividends	34,109	68	$49.31	73,189	148	$47.02
Vested	(9,513)	9,513	$44.64	(104,800)	104,800	$43.98
Settled in cash	—	(9,900)	$44.63	—	(162,178)	$44.02
Forfeited and cancelled	(40,697)	—	$44.89	(83,972)	—	$44.87
Outstanding, end of period
Non-vested	3,080,159	—	$44.86	3,080,159	—	$44.86
Vested	—	6,153	$44.47	—	6,153	$44.47
(1)	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.
(2)	Awards in 2019 are largely expected to be made during the three-month period ending September 30, 2019.

With respect to certain issuances of TELUS Corporation restricted share units, we have entered into cash-settled equity forward agreements that fix our cost; that information, as well as a schedule of non-vested TELUS Corporation restricted share units outstanding as at June 30, 2019, is set out in the following table.

	Number of		Number of	Total number of
	fixed-cost	Our fixed cost	variable-cost	non-vested
	restricted	per restricted	restricted share	restricted share
Vesting in years ending December 31	share units	share unit	units	units [1]
2019	1,439,418	$45.53	130,211	1,569,629
2020	1,369,272	$48.71	350,364	1,719,636
	2,808,690		480,575	3,289,265
(1)	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition vesting in the years ending December 31, 2019.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of	Weighted		Number of	Weighted	Number of	Weighted		Number of	Weighted
	non-vested	average		vested	average	non-vested	average		vested	average
	restricted	grant-date		restricted	grant-date	restricted	grant-date		restricted	grant-date
Periods ended June 30, 2019	share units	fair value		share units	fair value	share units	fair value		share units	fair value
Outstanding, beginning of period
Non-vested	554,625	US$	25.67	—	$—	561,712	US$	25.68	—	$—
Vested	—	US$	—	—	$—	—	US$	—	32,299	$21.36
Issued	92,355	US$	27.81	—	$—	92,355	US$	27.81	—	$—
Exercised	—	US$	—	—	$—	—	US$	—	(32,299)	$21.36
Forfeited and cancelled	(1,387)	US$	26.34	—	$—	(8,474)	US$	26.51	—	$—
Outstanding, end of period	645,593	US$	25.98	—	$—	645,593	US$	25.98	—	$—

(c)   Employee share purchase plan

We have an employee share purchase plan under which eligible employees up to a certain job classification can purchase our Common Shares through regular payroll deductions. In respect of Common Shares held within the employee share purchase plan, Common Share dividends declared during the three-month and six-month periods ended June 30, 2019, of $8 million (2018 – $9 million) and $17 million (2018 – $17 million), respectively, were to be reinvested in Common Shares acquired by the trustee from Treasury, with no discount applicable.

(d)   Share option awards

TELUS Corporation share options

Employees may receive options to purchase Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the time of grant. No share option awards were granted in fiscal 2019 or 2018.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
Periods ended June 30, 2019	options	option price	options	option price
Outstanding, beginning of period	196,800	$29.21	326,164	$29.22
Exercised [1]	(191,822)	$29.17	(320,958)	$29.20
Forfeited	(228)	$29.18	(456)	$29.18
Expired	(2,260)	$29.18	(2,260)	$29.18
Outstanding, end of period [2]	2,490	$31.69	2,490	$31.69
(1)

The total intrinsic value of share option awards exercised for the three-month and six-month periods ended June 30, 2019, was $4 million and $6 million, respectively, reflecting weighted average prices at the dates of exercise of $49.59 per share and $48.89 per share, respectively. The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

(2)	All outstanding TELUS Corporation share options are vested, their price is $31.69 per share and their weighted average remaining contractual life is 0.1 year.

TELUS International (Cda) Inc. share options

Employees may receive equity share options (equity-settled) to purchase TELUS International (Cda) Inc. common shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. common share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout(0% – 100%)that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non‑market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
Weighted
	Number of	average		Number of		Number of	Weighted		Number of	Share
	share	share		share	Share	share	average share		share	option
Periods ended June 30, 2019	options	option price [1]		options	option price [2]	options	option price [1]		options	price [2]
Outstanding, beginning and end of period	858,735	US$	29.83	53,832	$21.36	858,735	US$	29.83	53,832	$21.36
(1)	The range of share option prices is US $21.90 – US $40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 7.9 years.
(2)	The weighted average remaining contractual life is 7.1 years.